UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:     March 31, 2007
                                                        --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          GLENHILL ADVISORS, LLC
          ----------------------------------------
     Address:       598 MADISON AVENUE, 12TH FLOOR
          ----------------------------------------
                    NEW YORK, NEW YORK 10022
          ----------------------------------------


     Form 13F File Number: 028-10461


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Glenn J. Krevlin
     Title:       Managing Member
     Phone:       (646) 432-0600

     Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN       New York, New York      May 15, 2007
     ------------------------   -------------------  ---------------------
          [Signature]             [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

     Report Summary:

     Number of Other Included Managers:                2
                                                -----------------

     Form 13F Information Table Entry Total:         106
                                                -----------------

     Form 13F Information Table Value Total:       2,069,865
                                                -----------------
                                                  (thousands)
     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                   Form 13F
     No.        File Number      Name

     01         028- 10911       Glenhill Capital Management, LLC
     --------   -----------     ----------------------------------------------

     02         028- 10962       Glenhill Capital Overseas GP, Ltd.
     --------   -----------     ----------------------------------------------
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

COLUMN 1            COLUMN 2    COLUMN 3       COLUMN 4    COLUMN 5                 COLUMN 6     COLUMN 7  COLUMN 8
-----------------------------  -------------  ---------  ----------             --------------  --------  ---------
                    TITLE                      VALUE     SHARES/    SH/  PUT/     INVSTMT       OTHER     VOTING
                                                                                                          AUTHORITY
NAME OF ISSUER      OF CLASS       CUSIP      (X$1000)    PRN AMT    PRN  CALL     DSCRETN      MANAGERS    SOLE     SHARED  NONE
1-800-Flowers.Com Inc-Cl A         68243Q 10 6    3,455      444,135  Sh          Shared-Defined     1       Sole
Ac Moore Arts & Crafts Inc         00086T 10 3    7,532      352,944  Sh          Shared-Defined     1       Sole
Ac Moore Arts & Crafts Inc         00086T 10 3    4,205      197,056  Sh          Shared-Defined     2       Sole
Advanced Medical Optics            00763M 10 8   65,450    1,759,410  Sh          Shared-Defined     1       Sole
Advanced Medical Optics            00763M 10 8   33,874      910,590  Sh          Shared-Defined     2       Sole
America Movil-Adr Series L         02364W 10 5   34,048      712,448  Sh          Shared-Defined     1       Sole
America Movil-Adr Series L         02364W 10 5   19,009      397,752  Sh          Shared-Defined     2       Sole
Andrew Corp                        034425 10 8    8,668      818,464  Sh          Shared-Defined     1       Sole
Andrew Corp                        034425 10 8    4,842      457,200  Sh          Shared-Defined     2       Sole
Boulder Specialty Brands Inc       10153P 10 8   14,680    1,604,333  Sh          Shared-Defined     1       Sole
Boulder Specialty Brands Inc       10153P 10 8    8,195      895,667  Sh          Shared-Defined     2       Sole
Boulder Specialty-Cw09             10153P 11 6    5,038    1,604,334  Sh          Shared-Defined     1       Sole
Boulder Specialty-Cw09             10153P 11 6    2,812      895,666  Sh          Shared-Defined     2       Sole
Brightpoint Inc                    109473 40 5    6,240      545,430  Sh          Shared-Defined     1       Sole
Brightpoint Inc                    109473 40 5    3,488      304,877  Sh          Shared-Defined     2       Sole
Casual Male Retail Group Inc       148711 10 4    3,415      288,674  Sh          Shared-Defined     1       Sole
Casual Male Retail Group Inc       148711 10 4    1,908      161,326  Sh          Shared-Defined     2       Sole
Crocs Inc                          227046 10 9   23,267      492,419  Sh          Shared-Defined     1       Sole
Crocs Inc                          227046 10 9    9,926      210,081  Sh          Shared-Defined     2       Sole
Dana Corp                          235811 10 6      309      353,468  Sh          Shared-Defined     1       Sole
Dana Corp                          235811 10 6      173      197,332  Sh          Shared-Defined     2       Sole
Design Within Reach Inc            250557 10 5   10,327    1,799,195  Sh          Shared-Defined     1       Sole
Design Within Reach Inc            250557 10 5    4,003      697,403  Sh          Shared-Defined     2       Sole
Dobson Communications Corp-A       256069 10 5   33,063    3,849,000  Sh          Shared-Defined     1       Sole
Dobson Communications Corp-A       256069 10 5   18,477    2,151,000  Sh          Shared-Defined     2       Sole
Dover Saddlery Inc                 260412 10 1    6,142      687,039  Sh          Shared-Defined     1       Sole
Dover Saddlery Inc                 260412 10 1    3,429      383,511  Sh          Shared-Defined     2       Sole
Dr Horton Inc                      23331A 10 9   39,516    1,796,199  Sh          Shared-Defined     1       Sole
Dr Horton Inc                      23331A 10 9   22,084    1,003,801  Sh          Shared-Defined     2       Sole
Dst Systems Inc                    233326 10 7   79,610    1,058,649  Sh          Shared-Defined     1       Sole
Dst Systems Inc                    233326 10 7   41,086      546,351  Sh          Shared-Defined     2       Sole
Flamel Technologies-Sp Adr         338488 10 9   24,983       975,916 Sh          Shared-Defined     1       Sole
Flamel Technologies-Sp Adr         338488 10 9    9,419       367,916 Sh          Shared-Defined     2       Sole
Flowserve Corp                     34354P 10 5   65,546     1,146,104 Sh          Shared-Defined     1       Sole
Flowserve Corp                     34354P 10 5   32,592       569,896 Sh          Shared-Defined     2       Sole
Freedom Acquisition Holdin-U       35645F 20 2   20,869     1,925,200 Sh          Shared-Defined     1       Sole
Freedom Acquisition Holdin-U       35645F 20 2   11,651     1,074,800 Sh          Shared-Defined     2       Sole
Freeport-Mcmoran Copper            35671D 85 7   21,230       320,750 Sh          Shared-Defined     1       Sole
Freeport Mcmoran Copper            35671D 85 7   11,865       179,250 Sh          Shared-Defined     2       Sole
Gartner Inc                        366651 10 7   71,307     2,977,315 Sh          Shared-Defined     1       Sole
Gartner Inc                        366651 10 7   32,890     1,373,266 Sh          Shared-Defined     2       Sole
Grupo Mexico Sab De Cv-Ser B       370841 01 9   74,226    15,997,627 Sh          Shared-Defined     1       Sole
Grupo Mexico Sab De Cv-Ser B       370841 01 9   41,427     8,928,573 Sh          Shared-Defined     2       Sole
Heelys Inc                         42279M 10 7    6,615       225,470 Sh          Shared-Defined     1       Sole
Heelys Inc                         42279M 10 7    1,893        64,530 Sh          Shared-Defined     2       Sole
January 08 Calls On Rmbs US        750917 90 6    1,732         3,207 Sh   Call   Shared-Defined     1       Sole
January 08 Calls On Rmbs US        750917 90 6      968         1,793 Sh   Call   Shared-Defined     2       Sole
January 08 Calls On Tyc Us         902124 90 6    2,250         3,000 Sh   Call   Shared-Defined     1       Sole
Jarden Corp                        471109 10 8   18,699       488,233 Sh          Shared-Defined     1       Sole
Jarden Corp                        471109 10 8   10,447       272,767 Sh          Shared-Defined     2       Sole
Landamerica Financial Group        514936 10 3    9,483       128,300 Sh          Shared-Defined     1       Sole
Landamerica Financial Group        514936 10 3    5,299        71,700 Sh          Shared-Defined     2       Sole
Liberty Global Inc-A               530555 10 1   16,055       487,540 Sh          Shared-Defined     1       Sole
Liberty Global Inc-A               530555 10 1    8,972       272,460 Sh          Shared-Defined     2       Sole
Liberty Global Inc-Series C        530555 30 9   53,660     1,751,295 Sh          Shared-Defined     1       Sole
Liberty Global Inc-Series C        530555 30 9   29,988       978,705 Sh          Shared-Defined     2       Sole
Lionbridge Technologies Inc        536252 10 9   15,762     3,096,590 Sh          Shared-Defined     1       Sole
Lionbridge Technologies Inc        536252 10 9    6,084     1,195,210 Sh          Shared-Defined     2       Sole
Lowe'S Cos Inc                     548661 10 7   25,251       801,875 Sh          Shared-Defined     1       Sole
Lowe'S Cos Inc                     548661 10 7   14,111       448,125 Sh          Shared-Defined     2       Sole
Merge Technologies Inc             589981 10 9    5,938     1,219,293 Sh          Shared-Defined     1       Sole
Merge Technologies Inc             589981 10 9    3,315       680,707 Sh          Shared-Defined     2       Sole
Microsoft Corp                     594918 10 4    9,757       350,099 Sh          Shared-Defined     1       Sole
Microsoft Corp                     594918 10 4    4,178       149,901 Sh          Shared-Defined     2       Sole
Nalco Holding Co                   62985Q 10 1   54,909     2,297,446 Sh          Shared-Defined     1       Sole
Nalco Holding Co                   62985Q 10 1   30,653     1,282,554 Sh          Shared-Defined     2       Sole
Nmt Medical Inc                    629294 10 9    8,724       641,500 Sh          Shared-Defined     1       Sole
Nmt Medical Inc                    629294 10 9    4,876       358,500 Sh          Shared-Defined     2       Sole
Openwave Systems Inc               683718 30 8      510        62,636 Sh          Shared-Defined     1       Sole
Openwave Systems Inc               683718 30 8      285        35,000 Sh          Shared-Defined     2       Sole
Pacific Sunware Of Calif           694873 10 0    2,672       128,300 Sh          Shared-Defined     1       Sole
Pacific Sunware Of Calif           694873 10 0    1,494        71,700 Sh          Shared-Defined     2       Sole
Pep Boys-Manny Moe & Jack          713278 10 9   18,369       962,249 Sh          Shared-Defined     1       Sole
Pep Boys-Manny Moe & Jack          713278 10 9   10,266       537,751 Sh          Shared-Defined     2       Sole
Puradyn Filter Technologies        746091 10 7    1,419     2,445,807 Sh          Shared-Defined     1       Sole
Puradyn Filter Technologies        746091 10 7      770     1,328,001 Sh          Shared-Defined     2       Sole
Qualcomm Inc                       747525 10 3   50,398     1,181,399 Sh          Shared-Defined     1       Sole
Qualcomm Inc                       747525 10 3   24,470       573,601 Sh          Shared-Defined     2       Sole
Quiksilver Inc                     74838C 10 6   13,878     1,196,400 Sh          Shared-Defined     1       Sole
Quiksilver Inc                     74838C 10 6    7,756       668,600 Sh          Shared-Defined     2       Sole
Rambus Inc                         750917 10 6   23,856     1,122,625 Sh          Shared-Defined     1       Sole
Rambus Inc                         750917 10 6   13,332       627,375 Sh          Shared-Defined     2       Sole
Restoration Hardware Inc           760981 10 0   23,809     3,629,466 Sh          Shared-Defined     1       Sole
Restoration Hardware Inc           760981 10 0    8,536     1,301,167 Sh          Shared-Defined     2       Sole
Reuters Group Plc                  002369 13 9   23,531     2,566,000 Sh          Shared-Defined     1       Sole
Reuters Group Plc                  002369 13 9   13,150     1,434,000 Sh          Shared-Defined     2       Sole
Schwab (Charles) Corp              808513 10 5   22,895     1,251,764 Sh          Shared-Defined     1       Sole
Schwab (Charles) Corp              808513 10 5   12,782       698,836 Sh          Shared-Defined     2       Sole
Semtech Corp                       816850 10 1   17,511     1,299,038 Sh          Shared-Defined     1       Sole
Semtech Corp                       816850 10 1    9,786       725,962 Sh          Shared-Defined     2       Sole
Tekelec                            879101 10 3   87,294     5,854,733 Sh          Shared-Defined     1       Sole
Tekelec                            879101 10 3   45,405     3,045,267 Sh          Shared-Defined     2       Sole
Tlc Vision Corp                    872549 10 0   34,123     6,438,388 Sh          Shared-Defined     1       Sole
Tlc Vision Corp                    872549 10 0   16,831     3,175,712 Sh          Shared-Defined     2       Sole
Tv Azteca S.A.-Cpo                 740471 11 7   29,660    32,081,579 Sh          Shared-Defined     1       Sole
Tv Azteca S.A.-Cpo                 740471 11 7   16,566    17,918,421 Sh          Shared-Defined     2       Sole
Tween Brands Inc                   901166 10 8   14,488       405,598 Sh          Shared-Defined     1       Sole
Tween Brands Inc                   901166 10 8    8,098       226,702 Sh          Shared-Defined     2       Sole
Tyco International Ltd             902124 10 6   14,095       446,751 Sh          Shared-Defined     1       Sole
Tyco International Ltd             902124 10 6    7,867       249,349 Sh          Shared-Defined     2       Sole
Unitedhealth Group Inc             91324P 10 2   20,388       384,899 Sh          Shared-Defined     1       Sole
Unitedhealth Group Inc             91324P 10 2   11,394       215,101 Sh          Shared-Defined     2       Sole
Warnaco Group Inc/The              934390 40 2   55,128     1,941,128 Sh          Shared-Defined     1       Sole
Warnaco Group Inc/The              934390 40 2   27,289       960,872 Sh          Shared-Defined     2       Sole
Yahoo! Inc                         984332 10 6   60,218     1,924,499 Sh          Shared-Defined     1       Sole
Yahoo! Inc                         984332 10 6   33,652     1,075,501 Sh          Shared-Defined     2       Sole
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